Notes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Principal Amount and Unamortized Discount and Debt Issuance Costs

The principal amount and unamortized discount and debt issuance costs as of December 31, 2016 and 2017 were as follows:

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Principal amount	32,988	35,782	5,500
Unamortized discount and debt issuance costs	(137)	(171)	(27)

	32,851	35,611	5,473

Long Term Loans Principal Repayments

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts, including the notes payable and loans payable (Note 11), in the succeeding five years and thereafter:

	RMB	US$
	(In millions)
For the years ending December 31,
2018	6,516	1,002
2019	6,516	1,002
2020	5,154	792
2021	6,506	1,000
2022	10,735	1,650
Thereafter	7,157	1,100